Business and Basis of Presentation Change in Accounting Policy (Tables)	3 Months Ended
Mar. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cumulative effect of change in accounting policy [Table Text Block]
We have retrospectively applied this change in accounting policy. The effect of this change in accounting policy on income before provision for income taxes, net income attributable to OMH, and earnings per share, and the cumulative effect of this change in accounting policy on shareholders’ equity attributable to OMH for the following periods are included in the table below.

(dollars in millions, except earnings per share)	As Reported	As Adjusted

Income before provision for income taxes
Three months ended March 31, 2015	$38	$43
Three months ended March 31, 2016	275	252

Net income attributable to OMH
Three months ended March 31, 2015	$—	$2
Three months ended March 31, 2016	153	137

Earnings per share - Basic
Three months ended March 31, 2015	$—	$0.01
Three months ended March 31, 2016	1.14	1.02

Earnings per share - Diluted
Three months ended March 31, 2015	$—	$0.01
Three months ended March 31, 2016	1.13	1.01

Shareholders’ equity attributable to OMH
January 1, 2015	$2,025	$2,061
January 1, 2016	2,751	2,809

Schedule of Revised Condensed Balance Sheet [Table Text Block]
Revised Condensed Consolidated Balance Sheet

	March 31, 2016		December 31, 2015
(dollars in millions)	As Reported	As Adjusted	As Reported *	As Adjusted

Assets
Cash and cash equivalents	$716	$716	$939	$939
Investment securities	1,872	1,872	1,867	1,867
Net finance receivables:
Personal loans	13,209	13,300	13,267	13,295
SpringCastle Portfolio	—	—	1,576	1,703
Real estate loans	503	517	524	538
Retail sales finance	19	19	23	23
Net finance receivables	13,731	13,836	15,390	15,559
Unearned insurance premium and claim reserves	(643)	(643)	(662)	(662)
Allowance for finance receivable losses	(600)	(636)	(587)	(592)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	12,488	12,557	14,141	14,305
Finance receivables held for sale	776	776	796	793
Restricted cash and cash equivalents	588	588	676	676
Goodwill	1,422	1,422	1,440	1,440
Other intangible assets	539	539	559	559
Other assets	654	664	638	611

Total assets	$19,055	$19,134	$21,056	$21,190

Liabilities and Shareholders’ Equity
Long-term debt	$14,870	$14,870	$17,300	$17,300
Insurance claims and policyholder liabilities	747	747	747	747
Deferred and accrued taxes	53	91	20	29
Other liabilities	457	456	384	384
Total liabilities	16,127	16,164	18,451	18,460

Shareholders’ equity:
Common stock	1	1	1	1
Additional paid-in capital	1,537	1,537	1,533	1,533
Accumulated other comprehensive loss	(13)	(13)	(33)	(33)
Retained earnings	1,403	1,445	1,250	1,308
OneMain Holdings, Inc. shareholders’ equity	2,928	2,970	2,751	2,809
Non-controlling interests	—	—	(146)	(79)
Total shareholders’ equity	2,928	2,970	2,605	2,730

Total liabilities and shareholders’ equity	$19,055	$19,134	$21,056	$21,190

*
As reported in our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2016. The condensed consolidated balance sheet as of December 31, 2015 has been revised in our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2016.

Schedule of Revised Condensed Income Statement [Table Text Block]
Revised Condensed Consolidated Statements of Operations

(dollars in millions, except earnings per share)	Three Months Ended March 31, 2016		Three Months Ended March 31, 2015
	As Reported	As Adjusted	As Reported	As Adjusted

Interest income:
Finance charges	$779	$785	$402	$399
Finance receivables held for sale originated as held for investment	47	46	4	4
Total interest income	826	831	406	403

Interest expense	226	226	158	158

Net interest income	600	605	248	245

Provision for finance receivable losses	227	197	87	80

Net interest income after provision for finance receivable losses	373	408	161	165

Other revenues:
Insurance	114	114	36	36
Investment	20	20	17	17
Net gain on sale of SpringCastle interests	229	167	—	—
Other	(2)	2	(2)	(1)
Total other revenues	361	303	51	52

Other expenses:
Operating expenses:
Salaries and benefits	214	214	93	93
Acquisition-related transaction and integration expenses	33	33	3	3
Other operating expenses	167	167	62	62
Insurance policy benefits and claims	45	45	16	16
Total other expenses	459	459	174	174

Income before provision for income taxes	275	252	38	43

Provision for income taxes	96	87	7	8

Net income	179	165	31	35

Net income attributable to non-controlling interests	26	28	31	33

Net income attributable to OneMain Holdings, Inc.	$153	$137	$—	$2

Share Data:
Weighted average number of shares outstanding:
Basic	134,694,759	134,694,759	115,027,470	115,027,470
Diluted	134,907,748	134,907,748	115,027,470	115,432,655
Earnings per share:
Basic	$1.14	$1.02	$—	$0.01
Diluted	$1.13	$1.01	$—	$0.01

Schedule of Revised Condensed Cash Flow Statement [Table Text Block]
Revised Condensed Consolidated Statement of Cash Flows

(dollars in millions)	Three Months Ended March 31, 2016		Three Months Ended March 31, 2015
	As Reported	As Adjusted	As Reported	As Adjusted

Cash flows from operating activities
Net income	$179	$165	$31	$35
Reconciling adjustments:
Provision for finance receivable losses	227	197	87	80
Depreciation and amortization	156	151	18	21
Deferred income tax benefit	(3)	(43)	(10)	(9)
Share-based compensation expense, net of forfeitures	7	7	3	3
Net gain on sale of SpringCastle interests	(229)	(167)	—	—
Other	5	(1)	(7)	(8)
Cash flows due to changes in:
Other assets and other liabilities	46	46	52	52
Insurance claims and policyholder liabilities	(24)	(24)	(2)	(2)
Taxes receivable and payable	35	67	10	10
Accrued interest and finance charges	12	12	7	7
Restricted cash and cash equivalents not reinvested	1	1	—	—
Other, net	1	1	—	—
Net cash provided by operating activities	413	412	189	189

Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(126)	(125)	(5)	(5)
Proceeds on sales of finance receivables held for sale originated as held for investment	—	—	52	52
Proceeds from sale of SpringCastle interests	101	101	—	—
Cash received from CitiFinancial Credit Company	23	23	—	—
Available-for-sale securities purchased	(154)	(154)	(95)	(95)
Trading and other securities purchased	(1)	(1)	(954)	(954)
Available-for-sale securities called, sold, and matured	175	175	60	60
Trading and other securities called, sold, and matured	13	13	1,211	1,211
Change in restricted cash and cash equivalents	12	12	(120)	(120)
Proceeds from sale of real estate owned	2	2	5	5
Other, net	(4)	(4)	7	7
Net cash provided by investing activities	41	42	161	161

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	1,673	1,673	1,523	1,523
Repayments of long-term debt	(2,335)	(2,335)	(315)	(315)
Distributions to joint venture partners	(18)	(18)	(18)	(18)
Excess tax benefit from share-based compensation	2	2	2	2
Net cash provided by (used for) financing activities	(678)	(678)	1,192	1,192

Effect of exchange rate changes on cash and cash equivalents	1	1	—	—

Net change in cash and cash equivalents	(223)	(223)	1,542	1,542
Cash and cash equivalents at beginning of period	939	939	879	879
Cash and cash equivalents at end of period	$716	$716	$2,421	$2,421